SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	27 Months Ended
	Aug. 05, 2025	Apr. 02, 2024	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2027	Sep. 03, 2025
Segment Discontinued Operations | I-Mab Shanghai | I-Mab Hangzhou
Subsequent Event [Line Items]
Percentage of transfer of outstanding equity interest		100.00%
Subsequent Event
Subsequent Event [Line Items]
Upfront payment				$ 1,800
Subsequent Event | Bridge Health Biotech Co., Ltd [Member]
Subsequent Event [Line Items]
Equity purchase agreement percentage				100.00%
Non contingent payments					$ 1,200
Milestone payments received for development and regulatory milestones				$ 3,875
Subsequent Event | TJ Biopharma
Subsequent Event [Line Items]
Deposit received			$ 7,200
Subsequent Event | Ordinary Shares
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	76,666,659
Net proceeds from underwritten offering	$ 61,200
Subsequent Event | Ordinary Shares | 2025 Omnibus Share Incentive Plan
Subsequent Event [Line Items]
Share based payment award, maximum shares authorized						18,810,820
Subsequent Event | Ordinary Shares | 2025 Omnibus Share Incentive Plan | Maximum
Subsequent Event [Line Items]
Share based payment award, maximum shares authorized						13,238,741
Subsequent Event | American Depositary Share
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	33,333,330
Per share price of issuance (in usd per share)	$ 1.95
Subsequent Event | American Depositary Share | 2025 Omnibus Share Incentive Plan
Subsequent Event [Line Items]
American depositary share authorized for issuance						8,178,617